ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.216-9147; Fax: 608.663.9010

November 6, 2013
BY EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
RE:    Ultra Series Fund (the “Trust”); SEC File Nos. 002-87775; 811-04815
Ladies and Gentlemen:
Filed herewith is the Preliminary Proxy Statement (the “Proxy Statement”) for the Trust’s International Stock Fund series. The purpose of the Proxy Statement is to seek shareholder approval of a new subadvisory agreement for the Fund. Please contact me at the telephone number listed above should you have any comments or questions regarding the Proxy Statement.
Respectfully submitted,
/s/ Pamela M. Krill
Pamela M. Krill
                        General Counsel and Chief Legal Officer

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